Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Related Party Transactions [Line Items]
Subtotal	$ 117	$ 25,704
Less: allowance for credit losses
Total revenue from related parties	$ 210,119,238	195,681,315	$ 169,724,346
Mr. Mei Kanayama [Member]
Schedule of Related Party Transactions [Line Items]
Relationship to the Company	Representative director, director, and controlling shareholder
Total due to related parties	$ 13,930	29,716
DinnerBank Co., Ltd. (“DinnerBank”) [Member]
Schedule of Related Party Transactions [Line Items]
Relationship to the Company	An entity of which Mr. Kanayama’s wife is a director and the representative director
Palpito [Member]
Schedule of Related Party Transactions [Line Items]
Relationship to the Company	An equity investment entity of the Company, which was sold to DinnerBank on June 30, 2023.
Total revenue from related parties		14,774	87,200
Total purchase from related parties			77,020
Shintai Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Relationship to the Company	The entity’s representative director is Mr. Kanayama’s wife before April 30, 2023.
Total revenue from related parties			113,559
Tokushin G.K.[Member]
Schedule of Related Party Transactions [Line Items]
Relationship to the Company	A shareholder of the Company.
Total due to related parties	$ 3,328
Total revenue from related parties			4,950
Crossing Cards [Member]
Schedule of Related Party Transactions [Line Items]
Relationship to the Company	An equity investment entity of the Company
Total purchase from related parties	$ 574,048
Takuetsu Kokusai Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Relationship to the Company	The entity’s representative director is Mr. Kanayama’s wife
Subtotal	$ 12
Total due from a related party	732
Total revenue from related parties			259
Seihinkokusai [Member]
Schedule of Related Party Transactions [Line Items]
Subtotal	105	25,704
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Total accounts receivable, net – a related party	117	25,704
Total due from a related party	1,208	9,762
Total accounts payable – a related party	2,678,588	299,541
Total due to related parties	27,678	42,943
Total revenue from related parties	7,840,934	6,006,993	847,986
Total purchase from related parties	10,494,954	445,980	202,516
DinnerBank [Member]
Schedule of Related Party Transactions [Line Items]
Total due from a related party	476	9,762
Total accounts payable – a related party	2,678,588	299,541
Total due to related parties	10,420	13,227
Total revenue from related parties	7,840,934	5,992,219	642,018
Total purchase from related parties	$ 9,920,906	$ 445,980	$ 125,496